Financial Instruments and Fair Value Measurements - Schedule of Fair Value of Financial Instruments Not Carried at Fair Value (Details) - Level 2 [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Fair Value Measurements - Schedule of Fair Value of Financial Instruments Not Carried at Fair Value (Details) [Line Items]
Convertible Senior Notes, Carrying value	$ 290,488	$ 286,800
Convertible Senior Notes, Fair Value	145,244	$ 152,506
Securitization Debt [Member]
Financial Instruments and Fair Value Measurements - Schedule of Fair Value of Financial Instruments Not Carried at Fair Value (Details) [Line Items]
Securitization Debt, Carrying value	210,727
Securitization Debt, Fair Value	$ 213,988